As filed with the Securities and Exchange Commission on February 23, 2026.

1933 Act Registration No. 333-263619

1940 Act Registration No. 811-23785

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 652	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 654	☒

Volatility Shares Trust

(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4400

Palm Beach Gardens, Florida 33408

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 261-0273

Corporation Service Company

251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 652

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 183, as it relates to the 5x SPY ETF (the “Fund”), a series of the Registrant, until February 27, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 183 under the Securities Act of 1933 as it relates to the Fund, filed on October 16, 2025, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Palm Beach Gardens, and State of Florida, on the 23rd day of February, 2026.

Volatility Shares Trust

By:	/s/ Justin Young
Justin Young
Trustee, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

/s/ Justin Young	Chief Executive Officer, President and Trustee		February 23, 2026
Justin Young

/s/ Chang Kim	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer		February 23, 2026
Chang Kim
)
Stephen Yu*	Trustee	)
		)	By:	/s/ Justin Young
		)		Justin Young
Anthony Ward*	Trustee	)		Attorney-In-Fact
		)		February 23, 2026
)
Anthony Homsey*	Trustee	)
)

*	An original power of attorney authorizing Justin Young to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.